Equity - Summary of Unit Activity (Detail) - shares shares in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Equity [Abstract]
Issued and outstanding units, beginning balance	[1]	1,500,000	813,021		165,771
Issuance of units to Citizen Members	[1]		686,979		647,250
Units issued in exchange for contribution of oil and natural gas properties		1,500,000
Issued and outstanding units, end balance		3,000,000	1,500,000	[1]	813,021	[1]

[1]	Reflects exchange of Citizen units for Roan units on retroactive basis